Accounts Receivable, Net	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET
3.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of December 31,
	2023	2024
Accounts receivable	32,351,611	58,223,168
Less: Allowance for credit losses	(4,024,626)	(2,680,151)
	$28,326,985	$55,543,017

The Group adopted ASU 2016-13 from January 1, 2023 using modified-retrospective transition approach with a cumulative-effect adjustment to shareholders’ equity amounting to $5,888,082 recognized as of January 1, 2023. The Group recorded credit losses of $2,149,176 for the year ended December 31, 2022, and recorded recoveries of credit losses of $5,108,723 for the year ended December 31, 2023. For the year ended December 31, 2024, the Group recorded credit losses of $2,053,698.